Note 6 - Investments in Equity Method Investees	12 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

IIJ utilizes various companies in Japan to develop and operate its Internet business. Businesses operated by its equity method investees include high speed Internet eXchange service (Internet Multifeed Co., "Multifeed"), operations of gaming platform (Internet Revolution Inc., "i-revo"), point management systems operations (Trinity Inc., "Trinity"), research and software development (Stratosphere Inc., "Stratosphere"), offering cloud-based systems that undergird smartphone applications (Appiaries Corporation, "Appiaries"), system consultants (e-CORPORATION.JP Ltd, " e-CORPORATION") and providing cloud computing services in Indonesia (PT. BIZNET GIO NUSANTARA, "BIZNET").

The aggregate amounts of balances and transactions of the Company with these equity method investees as of March 31, 2014 and 2015, and for each of the three years in the period ended March 31, 2015 are summarized as follows:

	Thousands of Yen
	2013	2014	2015

Accounts receivable	-	¥43,170	¥367,741
Accounts payable	-	40,613	48,788
Revenues	¥598,765	538,288	956,887
Costs and expenses	456,892	451,342	460,463

The Company's investments in these equity method investees and respective ownership percentage at March 31, 2014 and 2015 consisted of the following:

	Thousands of Yen
	2014		2015

Multifeed	33.00%	¥1,244,512	33.00%	¥1,354,932
i-revo	30.00	529,142	30.00	676,732
Trinity	33.75	88,804	33.75	101,618
Stratosphere	50.00	32,451	50.00	-
Appiaries	49.00	190,780	49.00	106,196
e-CORPORATION	-	-	35.21	32,839
BIZNET	-	-	40.00	288,240

Total		¥2,085,689		¥2,560,557

The Company also had loans of ¥20,000 thousand and ¥30,658 thousand to Stratosphere, which was included in the “Other assets” in the Company’s consolidated balance sheets as of March 31, 2014 and 2015, respectively. The Company also provided allowance for the loans of ¥30,658 thousand as of March 31, 2015.

The Company acquired shares in e-CORPORATION for ¥50,000 thousand in April 2014 and BIZNET for ¥288,240 thousand in March 2015.

The balance of equity-method goodwill was ¥53,841 thousand and ¥103,841 thousand as of March 31, 2014 and 2015, respectively and was included in “Investments in equity method investees” in the Company’s consolidated balance sheets.